Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 10 – Related party transactions

Related party balances

As of December 31, 2025, VD Capital Pty. Ltd. was a related party with 8.85% to ownership of Class A Ordinary Shares in the Company. In connection with this relationship, the Company recorded as an unamortized related party prepayment balance of US$2,777,500 for services to be rendered over the 9 to 12 months period ending between September 30, 2026 and December 31, 2026.

Prepayments - related party

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024
			US$	US$
VD Capital Pty. Ltd.	KNOREX Ltd’s shareholder >5% and <10% of shareholding	Prepayments of consulting services for corporate development, capital management and fundraising	$2,777,500	$-
Total			$2,777,500	$-

On October 3, 2025, the Company entered into a service agreement (the “Service Agreement”) with VD Capital Pty. Ltd., a related party holding an 8.85% ownership interest in the Company’s Class A Ordinary Shares. Pursuant to the Service Agreement, VD Capital Pty. Ltd. provides post-listing consulting and advisory services across three key areas for a total fee of US$3,650,000: (1) capital management and fundraising (12-month term; US$1,250,000); (2) corporate development (15-month term; US$800,000); and (3) management and business consulting (12-month term; US$1,600,000).

For the year ended December 31, 2025, the Company recognized US$872,500 in consulting expenses under this arrangement (see general and administrative expenses – related party section below).

Short-term loans - related parties

Name of Related Party	Relationship	Term	Nature	As of December 31, 2025	As of December 31, 2024
				US$	US$
Truong Vinh Phu Le	Vice President of Operations of the Company	30% interest per annum, maturity date extended from 1/18/2025 to 9/9/2025	Working capital loan	$-	$104,221
Truong Vinh Phu Le	Vice President of Operations of the Company	30% interest per annum, maturity date extended from 2/7/2025 to 9/9/2025	Working capital loan	-	22,596
Kheng Ee Lennon Teng	Group General Manager of the Company	15%(1) interest per annum, maturity date extended from 9/9/2025 to 10/9/2026	Working capital loan	14,866	-
Kheng Ee Lennon Teng	Group General Manager of the Company	15%(2) interest per annum, maturity date extended from 9/9/2025 to 10/9/2026	Working capital loan	37,386	37,386
Kheng Ee Lennon Teng	Group General Manager of the Company	Non-interest bearing and due on demand	Working capital loan	-	27,238
Wilson Chandra	Director and President	Non-interest bearing and due on demand	Working capital loan	1,036	80,000
Franklin Capital Enterprise Ltd.	KNOREX Ltd’s shareholder >10% of shareholding	15% interest per annum, maturity date is 10/9/2026	Working capital loan	200,000	-
Exchange rate difference				2,332	-
Total				$255,620	$271,441

(1)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 1.25% per week from their respective origination dates through October 8, 2025.
(2)	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 30% per annum from their respective origination dates through October 8, 2025.

For the years ended December 31, 2025 and 2024, the proceeds from Truong Vinh Phu Le were $111,710 and $169,067, respectively, the repayments of Truong Vinh Phu Le were $238,527 and $38,352, respectively.

For the years ended December 31, 2025 and 2024, the proceeds from Kheng Ee Lennon Teng were $14,866 and $97,726, respectively, the repayments of Kheng Ee Lennon Teng were $27,239 and 31,449, respectively.

For the years ended December 31, 2025 and 2024, the proceeds from Wilson Chandra were $85,000 and $80,000, respectively, the repayments of Wilson Chandra were $163,964 and nil respectively.

For the years ended December 31, 2025 and 2024, the proceeds from Franklin Capital Enterprise Ltd. were $200,000 and nil respectively, and there were no repayments to Franklin Capital Enterprise Ltd.

Other payables - related parties

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024
			US$	US$
Kheng Ee Lennon Teng	Group General Manager of the Company	Employee reimbursement	$12,192	$2,642
Le Truong Vinh Phu	Vice President of Operations of the Company	Employee reimbursement	23,842	10,668
Kheng Ee Lennon Teng	Group General Manager of the Company	Interest Accrual – Related Parties	22,530	4,772
Wilson Chandra	Director and President	Interest Accrual – Related Parties	363	2,029
Abhishek Kumar	Vice President of Product and Engineering	Employee reimbursement	2,886	-
Franklin Capital Enterprise Ltd	KNOREX Ltd’s shareholder >10% of shareholding	Interest Accrual – Related Parties	70,822	-
Khar Heng Choo	Chairman and Chief Executive Officer	Employee reimbursement	5,261	-
Total			$137,896	$20,111

During the year ended December 31, 2025, the Company recorded interest expense of US$ 8,518 and made repayments of US$ 10,184 related to the amounts owed to Wilson Chandra. As of December 31, 2025 and 2024, the outstanding accrued interest payable to Wilson Chandra was US$ 363 and US$ 2,029, respectively.

General and administrative expenses – related party

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024
			US$	US$
VD Capital Pty. Ltd.	KNOREX Ltd’s shareholder >5% and <10% of shareholding	Consulting services for corporate development, capital management and fundraising	$872,500	$-
Total			$872,500	$-

On October 3, 2025, the Company entered into a service agreement (the “Service Agreement”) with VD Capital Pty. Ltd., a related party holding an 8.85% ownership interest in the Company’s Class A Ordinary Shares. Pursuant to the Service Agreement, VD Capital Pty. Ltd. provides post-listing consulting and advisory services across three key areas for a total fee of US$3,650,000: (1) capital management and fundraising (12-month term; US$1,250,000); (2) corporate development (15-month term; US$800,000); and (3) management and business consulting (12-month term; US$1,600,000).

As of December 31, 2025, the remaining balance of US$2,777,500 was recorded as an unamortized related party prepayment for services to be rendered over the remainder of the respective 9 to 12 month period ending between September 30, 2026 and December 31, 2026 (see Related party balances section above).